Segmented Information - Summary of Information about Significant Segment Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Direct external research and development costs	$ 16,079,276	$ 20,363,124
Salaries and benefits	7,274,742	5,035,970
Share based payments	3,223,464	1,412,257
License costs	0	5,000,000
Other Research and Development expenses	428,673	330,430
Other General and Administrative expenses	5,710,221	4,528,646
Total segment expenses	27,003,411	27,847,229
Reconciling items:
Interest income	1,159,943	862,969
Interest expense	(603,573)	(1,170,173)
Gain (loss) on sale of equipment	18,611	(4,846)
Foreign exchange gain (loss)	(159,214)	66,291
Convertible debt costs	(355,582)	0
Change in fair value of financial instruments	1,200,541	(836,595)
Tax expense	(1,804)	(36,423)
Net loss for the year	(25,744,489)	(28,966,006)
EP-104IAR [Member]
Segment Reporting Information [Line Items]
Direct external research and development costs	2,945,435	8,463,722
EP-104GI [Member]
Segment Reporting Information [Line Items]
Direct external research and development costs	5,156,725	1,459,966
Pre-clinical [Member]
Segment Reporting Information [Line Items]
Direct external research and development costs	$ 2,264,151	$ 1,616,238